Nature of operations and summary of significant accounting policies (Details-Accrued hauler expenses) - Rubicon Technologies, LLC and Subsidiaries [Member] - Rubicon [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Accrued expenses beginning	$ 41,339	$ 41,168
Changes in estimate related to prior period	1,804	(685)
Estimated accrual related to current period	43,357	55,088
Accrued expenses ending	37,429	41,339
Accrued Liabilities [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Invoiced by vendors in the current period	(43,288)	(40,401)
Changes in estimate related to prior period	1,949	(767)
Estimated accrual related to current period	$ 37,429	$ 41,339